RELATED PARTY TRANSACTIONS	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8. RELATED PARTY TRANSACTIONS

Related Party Share Issuance/Transfers

Quantum Ventures LLC (“Quantum Ventures” or the “Sponsor”) and AtlasFinTech transferred 1,558,923 and 991,665 pre reverse split shares, respectively for total contributed shares of 2,550,588 or 42,510 post reverse split shares recorded as contributed capital for $2,412,930. The Company recorded contributed capital for the value of the liabilities settled with their personal shareholding. The contributed capital recognized was $21,299 in interest paid in shares for Promissory Notes, $217,397 in interest paid in shares for Secured Convertible Note, $400,000 of Principal converted under the Chardan convertible note along with $212,803 in interest paid in shares for the Chardan convertible note, $351,141 in interest paid in shares for Short and long term Notes and $1,210,290 for payment in shares under the contingent obligation to sellers.

On August 9, 2024, the Company entered into a Satisfaction of Discharge of indebtedness agreement with Atlas FinTech. Pursuant to the agreement the Company issued 2,788,276 pre reverse split or 46,471 post reverse split shares in satisfaction of $803,860 included in accounts payable. In addition, the Company issued 1,337,500 pre reverse split or 22,292 post reverse split shares as reimbursement for 991,665 pre reverse split or 16,528 post reverse split shares that were transferred by AtlasFinTech, as stated above, to satisfy the Company requirements to pay interest on various loans with unrestricted shares. As such a total of 4,125,776 pre reverse split or 68,763 post reverse split shares of common stock of the Company, par value $0.0001 per share (the “Common Stock”) were transferred to Atlas FinTech in satisfaction.

Advances from Related Parties

Atlas FinTech, a related party and shareholder, incurred expenditures of $803,860 in connection with the business combination. The amount is included in account payable and accrued liabilities as of June 30, 2024. On August 9, 2024 the Company issued 2,788,276 pre reverse split or 46,471 post reverse split shares to Atlas FinTech as full settlement of this payable as described above.

On December 27, 2024, a director of the Company advanced $9,000 to cover the Company registration statement filings fees, the amount remains unpaid and is included in account payable.

NOTE 9. RELATED PARTY TRANSACTIONS

Founder Shares

On October 23, 2020, Quantum Ventures LLC (“Quantum Ventures”), an affiliate of the Company, purchased 4,312,500 shares (the “Founder Shares”) of the Company’s common stock for an aggregate price of $25,000. In January 2021, Quantum Ventures sold 813,500 Founder Shares to Chardan Quantum LLC (“Chardan Quantum” and together with Quantum Ventures, the “Co-Sponsors”) and 35,000 Founder Shares to each of the Company’s directors and director nominees, for a total of 245,000 Founder Shares, in each case at the original price per share, resulting in Quantum Ventures holding a balance of 3,254,000 Founder Shares. On February 4, 2021, the Company effected a stock dividend of 718,750 shares with respect to its common stock, resulting in the initial stockholders holding an aggregate of 5,031,250 Founder Shares. The Founder Shares included an aggregate of up to 656,250 shares that were subject to forfeiture. As a result of the underwriters’ election to fully exercise their over-allotment option on February 12, 2021, no Founder Shares are currently subject to forfeiture.

At the time of the Initial Public Offering, the initial stockholders placed the Founder Shares into an escrow account maintained by Continental Stock Transfer & Trust Company until (1) with respect to 50% of the Founder Shares, the earlier of six months after the completion of a Business Combination and the date on which the closing price of the common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after a Business Combination and (2) with respect to the remaining 50% of the Founder Shares, six months after the completion of a Business Combination, or earlier, in either case, if, subsequent to a Business Combination, the Company completes a liquidation, merger, stock exchange or other similar transaction which results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. If the Company seeks stockholder approval in connection with a Business Combination, the Co-Sponsors have (a) agreed to vote their Founder Shares and any Public Shares purchased during or after the Initial Public Offering in favor of approving a Business Combination and (b) not to redeem any shares in connection with a stockholder vote to approve a Business Combination or sell any shares to the Company in a tender offer in connection with a Business Combination.

The sale of the Founders Shares to the Company’s directors and director nominees is in the scope of FASB ASC Topic 718, “Compensation-Stock Compensation” (“ASC 718”). Under ASC 718, stock-based compensation associated with equity-classified awards is measured at fair value upon the grant date. The fair value of the 245,000 shares granted to the Company’s directors and director nominees was $1,462,650 or $5.97 per share. The Founders Shares were granted subject to a performance condition (i.e., the occurrence of a Business Combination). Compensation expense related to the Founders Shares is recognized only when the performance condition is probable of occurrence under the applicable accounting literature in this circumstance. As of December 31, 2023, the Company determined that a Business Combination is not considered probable, and, therefore, no stock-based compensation expense had been recognized. Stock-based compensation would be recognized at the date a Business Combination is considered probable (i.e., upon consummation of a Business Combination) in an amount equal to the number of Founders Shares times the grant date fair value per share (unless subsequently modified) less the amount initially received for the purchase of the Founders Shares. Since the transaction closed on February 9, 2024 the transaction was recognized as of February 9, 2024.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, Quantum Ventures or an affiliate of Quantum Ventures, or certain of the Company’s officers and directors loaned the Company funds as required (“Working Capital Loans”). Such Working Capital Loans were to be evidenced by promissory notes. The notes were to be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of notes may have been converted upon completion of a Business Combination into warrants at a price of $1.00 per warrant. Such warrants would be identical to the Private Warrants.

On March 14, 2022, the Company issued an unsecured promissory note, effective as of January 3, 2022, in the amount of up to $480,000 to Quantum Ventures to evidence the Working Capital Loans. The note bore no interest and was payable in full upon the earlier (i) February 9, 2023 and (ii) the effective date of the consummation of an initial business combination. The note was required to be repaid in cash at the Closing and was not convertible into Private Warrants. As of December 31, 2023 and 2022, a principal balance of $480,000 had been advanced. The promissory note was past due as of December 31, 2023 and on February 9, 2024, upon the Closing of the Business Combination, the unsecured promissory note was settled with the issuance of 2,000,000 shares (see below.)

Advances from Related Parties

As of December 31, 2023 and 2022, the Co-Sponsors had advanced $3,104,097 and $319,166, respectively, to the Company. Through February 9, 2024, the Co-Sponsors advanced an additional $1,052,300 for an aggregate of $4,156,397 advanced to the Company and offset the balance by $58,828 in receivable from Co-Sponsor. On February 9, 2024, upon the Closing of the Business Combination, the advances from related party, the related party loan of $480,000 as described above and the $58,828 receivable from related party was settled with the issuance of 2,000,000 shares settling a total of $4,636,397 in liabilities and $58,828 in receivables . The value of the shares granted was based on $10 per share resulting in a deemed dividend to the related party of $15,422,431.

As of February 9, 2024 and as of June 30, 2024, AtlasFintech Holdings Corp (“AFHC”), a related party and shareholder, incurred expenditures of $803,860 in connection with the business combination. The amount is included in account payable and accrued liabilities. On August 9, 2024 the Company issued 2,788,276 shares to AFHC as full settlement of this payable.

On May 9, 2024 Quantum Ventures, a shareholder and related party transferred 56,073 shares to pay for the $47,750 of interest in connection with the short term sellers notes. The shares are to be reissued at a 13% interest rate, as such a payable of $55,087 was accrued.